Accounting Policies - Changes in Key Assumptions That Would Cause the Recoverable Amount to Equal the Carrying Value (Details)	Dec. 31, 2019
Discount rate, measurement input [member]
Statement Line Items [Line Items]
Increase (decrease) in key assumption	0.95%
Growth rate, measurement input [member]
Statement Line Items [Line Items]
Increase (decrease) in key assumption	(1.60%)
Projected change rate in future cash flows, measurement input [member]
Statement Line Items [Line Items]
Increase (decrease) in key assumption	(15.30%)